Secured Notes Payable - Summary of Secured Notes (Detail) $ in Thousands, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 11, 2017 USD ($)
Disclosure of secured notes payable [Line Items]
Total secured notes payable	$ 374,706	$ 299.9	$ 378,869	$ 299.9
Senior secured notes [Member]
Disclosure of secured notes payable [Line Items]
Total outstanding secured notes payable	381,674	$ 299.9	389,262	$ 299.9	$ 330.0
Less: unamortized deferred transaction costs and issuance discount	6,968		10,393
Total secured notes payable	$ 374,706		$ 378,869